Investment	12 Months Ended
Dec. 31, 2022
Investment Abstract
Investment

14.       Investment

The ownership interest in associated company or subsidiary is valued using the equity accounting method.

As mentioned in Note 1, in December 2020, the company Fiber Co (current I-Systems) was established and was 100% controlled by TIM S.A. In November 2021, as a result of the spin-off of net assets of the broadband business and the creation of I-Systems (formerly FiberCo) with subsequent sale of 51% of its equity interest on behalf of IHS, TIM S.A. assessed the transaction as a loss of control and stopped consolidating it, recording the investment in an associated company, in the amount of R$ 1,612,957 at fair value for the remaining minority interest (non-controlling) of 49%.

TIM S.A. has 49% (49% on December 31, 2021) in the share capital of I-Systems. Therefore, between December 2020 and October 2021, Fiber Co was a subsidiary of TIM S.A., becoming an associated company as of November 2021, a condition that remains until now. The following table represents summarized financial information about the investments of I-Systems:

a)	Interest in associate

As of December 31, 2022, TIM S.A. held 49% control over FiberCo (currently I-Systems).

	Associated companies
	2022 I-Systems	2021 I-Systems

Total number of shares	1,794,287,995	1,794,287,995

Interest in total capital	49%	49%

Shareholders' equity	1,422,034	1,794,288

Loss for the year (i)	(125,687)	(22,968)

Equity in earnings	(61,587)	(11,254)

Investment amount	1,540,116	1,601,703

I-Systems (associated company)

Balance of investment on December 31, 2021	1,601,703
Net identifiable assets at fair value	-
Capital increase	-
Equity in earnings and amortization of surplus	(61,587)
Balance of investment on December 31, 2022	1,540,116

FiberCo (current I-Systems) (subsidiary)

Balance of investment at December 31, 2020	1
Equity in earnings until October 2021	(318)
Capital increase	1,211,789
Write-off of investment	(1,211,472)
Balance of investment on November 16, 2021	-

I-Systems (associated company)

Balance of investment on December 31, 2020	-
Revaluation of minority interest at fair value	1,612,957
Equity in earnings - November 2021 and December 2021	(11,254)
Balance of investment on December 31, 2021	1,601,703